Segment Information	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

10. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making company, in deciding how to allocate resources and in assessing performance. The Company’s CODM is identified as the Chief Executive Officer.

The Company are mainly engaged in the business of providing IT related service to customers. Since the nature, the business processes and the marketing channel of the services are substantially similar, the Company are considered as operating in a single reportable segment with revenues derived from multiple revenue streams.

			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
System development	5,903,175	759,808	—	5,969,112	5,969,112	3,602,067
NFT	2,600,000	334,650	—	1,585,000	1,585,000	—
Web and mobile application development	800,000	102,969	—	—	—	391,000
AI-OCR development	807,880	103,984	—	80,970	80,970	68,141
Technological support and maintenance service and other services	2,243,517	288,767	—	1,054,667	1,054,667	360,000
	12,354,572	1,590,178	—	8,689,749	8,689,749	4,421,208

Substantially the majority of the Company’s revenues are derived from Hong Kong where services are provided to customers. In addition, the Company’s long-lived assets are substantially all located in and derived from Hong Kong, and the amount of long-lived assets attributable to any individual other country is not material.